Off-balance sheet commitments given (Details) € in Thousands, $ in Thousands				12 Months Ended
	Dec. 16, 2016 EUR (€)	Dec. 16, 2013 EUR (€)	Nov. 11, 2006 USD ($) academic_institution	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 02, 2017 EUR (€)	Dec. 04, 2008 license
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Repayments of conditional advances				€ 0	€ 2,708	€ 110
Capital commitments				€ 205,131	234,908	€ 201,777
CARENA conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity including interest		€ 3,840
Annual percentage of proceeds from sale of intellectual property right		50.00%
Annual revenue from sale of products developed, period		5 years
Percentage of annual revenue from sale of products developed		1.20%
Repayments of conditional advances					€ 234
Maximum drawdown capacity		€ 3,840
CARENA conditional advance | Minimum
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Pre-tax revenue threshold		50,000
CARENA conditional advance | Maximum
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Annual revenue from sale of products developed		€ 6,800
Repayment period		15 years
RNP-VIR conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity including interest	€ 6,576
Annual percentage of proceeds from sale of intellectual property right	50.00%
Annual revenue from sale of products developed, period	5 years
Percentage of annual revenue from sale of products developed	3.00%
Maximum drawdown capacity	€ 6,300
RNP-VIR conditional advance | Minimum
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Pre-tax revenue threshold	25,000
RNP-VIR conditional advance | Maximum
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Annual revenue from sale of products developed	€ 5,500
Repayment period	15 years
Ebola conditional advance
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity							€ 390
Ebola conditional advance, BPI Languedoc-Roussillon
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity							130
Ebola conditional advance, BPI France
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Maximum drawdown capacity							€ 260
The Scripps Research Institute, University of Chicago and Brigham Young University
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Proportion of ownership interests held by non-controlling interests				0.41%
Exclusive licensing agreement with CNRS, University of Montpellier and Institut Curie
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Number of exclusive licenses | license								4
Exclusive licensing contract with the Scripps Research Institute, University of Chicago and Brigham Young University
Disclosure Of Off-Balance Sheet Commitments [Line Items]
Potential development milestone payment, IND filing | $			$ 50
Potential development milestone payment, phase 3 | $			300
Potential development milestone payment, IND approval | $			$ 500
Number of academic institutions | academic_institution			3